Provisions (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Provisions	Provisions consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Current
Product warranty	US$	894.6	Rs.	67,808.8	Rs.	74,159.9
Legal and product liability		330.5		25,046.5		19,958.2
Provision for residual risk		16.1		1,217.5		2,422.5
Provision for environmental liability		3.8		289.2		351.5
Provision for onerous contracts		15.6		1,179.0		1,174.4
Restructuring Provision		145.6		11,036.2		19,519.2
Employee related and other provisions		14.3		1,087.4		10,896.1

Total-Current	US$	1,420.5	Rs.	107,664.6	Rs.	128,481.8

Non-current
Product warranty	US$	1,445.1	Rs.	109,527.6	Rs.	111,878.8
Legal and product liability		52.4		3,968.0		7,173.6
Provision for residual risk		25.5		1,930.5		4,251.3
Provision for environmental liability		29.8		2,258.6		2,255.9
Employee benefits obligations		147.6		11,187.3		9,799.9
Other provisions		9.1		686.9		708.0

Total-Non-current	US$	1,709.5	Rs.	129,558.9	Rs.	136,067.5

* Includes provision towards employee claims in foreign subsidiaries.

	Year ended March 31,
	2022		2022		2022		2022		2022		2022

	Product Warranty				Legal and product liability				Restructuring provision

	(In millions)
Balance at the beginning	US$	2,454.6	Rs.	186,038.7	US$	358.0	Rs.	27,131.8	US$	257.5	Rs.	19,519.2
Provision made during the year		996.1		75,505.4		206.7		15,664.7		112.3		8,510.3
Provision used during the year		(1,094.1)		(82,921.6)		(179.9)		(13,631.4)		(223.2)		(16,920.5)
Impact of unwind of discounting		11.6		876.6		—		—		—		—
Currency translation		(28.5)		(2,162.6)		(1.9)		(150.6)		(1.0)		(72.8)

Balance at the end	US$	2,339.7	Rs.	177,336.5	US$	382.9	Rs.	29,014.5	US$	145.6	Rs.	11,036.2

Current	US$	894.6	Rs.	67,808.8	US$	330.5	Rs.	25,046.5	US$	145.6	Rs.	11,036.2
Non-current	US$	1,445.1	Rs.	109,527.6	US$	52.4	Rs.	3,968.0	US$	—	Rs.	—

	Year ended March 31,
	2022		2022		2022		2022		2022		2022

	Onerous Contract				Provision for residual risk				Provision for environmental liability

	(In millions)
Balance at the beginning	US$	15.5	Rs.	1,174.4	US$	88.0	Rs.	6,673.8	US$	34.4	Rs.	2,607.4
Provision made/(reversed) during the year		1.1		82.2		(45.3)		(3,434.5)		0.3		24.0
Provision used during the year		(1.0)		(77.6)		(1.2)		(101.8)		(0.9)		(66.4)
Currency translation		—		—		0.1		10.5		(0.2)		(17.2)

Balance at the end	US$	15.6	Rs.	1,179.0	US$	41.6	Rs.	3,148.0	US$	33.6	Rs.	2,547.8

Current	US$	15.6	Rs.	1,179.0	US$	16.1	Rs.	1,217.5	US$	3.8	Rs.	289.2
Non-current	US$	—	Rs.	—	US$	25.5	Rs.	1,930.5	US$	29.8	Rs.	2,258.6